Equity Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

	Ownership Interest at December 31, 2024	Income from Equity Investments		Equity Investments
		Year Ended December 31,		As at December 31,
U.S.$ millions		2024	2023	2024	2023
Grand Rapids Pipeline [1]	50.0%	39	39	628	705
HoustonLink Pipeline [1]	50.0%	1	1	13	14
Port Neches Link Pipeline	74.9%	9	10	91	94
		49	50	732	813
1.Classified as a VIE. Refer to Note 25, Variable Interest Entities for additional information.
Summarized Financial Information of Equity Investments

	Year Ended December 31,
U.S.$ millions	2024	2023
Income
Revenues	175	169
Operating and other expenses	(85)	(79)
Net income	97	94
Net income attributable to the Company	49	50

	As at December 31,
U.S.$ millions	2024	2023
Balance Sheet
Current assets	167	187
Non-current assets	1,134	1,259
Current liabilities	(20)	(21)
Non-current liabilities	(1)	(1)